Loans and advances, net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current portion:
Total current loans and advances		$ 398,704	¥ 2,775,700	¥ 2,246,691
Allowance for loans and advances		(180,675)	(1,257,824)	(764,323)
Loans and advances, net		218,029	1,517,876	1,482,368
Non-current portion
Total non-current loans and advances		7,390	51,444	427,591
Allowance for loans and advances		(259)	(1,801)	(6,027)
Loans and advances, net		7,131	49,643	421,564
Loans receivable
Current portion:
Total current loans and advances	[1]	50,098	348,774	961,043
Loans receivable | Auto-backed loans
Current portion:
Total current loans and advances	[1]	17,963	125,058	233,893
Non-current portion
Total non-current loans and advances	[1]	2,422	16,858	176,923
Loans receivable | Other secured loans
Current portion:
Total current loans and advances	[1]	18,135	126,251	139,939
Non-current portion
Total non-current loans and advances	[1]	4,968	34,586	196,409
Loans receivable | Unsecured loans
Current portion:
Total current loans and advances	[1]	14,000	97,465	587,211
Non-current portion
Total non-current loans and advances	[1]			54,259
Acquired non-performing loans
Current portion:
Total current loans and advances	[2]	348,606	2,426,926	1,285,648
Acquired non-performing loans | Auto-backed loans
Current portion:
Total current loans and advances	[2]	235,839	1,641,865	723,404
Acquired non-performing loans | Other secured loans
Current portion:
Total current loans and advances	[2]	51,500	358,535	364,424
Acquired non-performing loans | Unsecured loans
Current portion:
Total current loans and advances	[2]	$ 61,267	¥ 426,526	¥ 197,820

[1]	Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;
[2]	Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;